Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 36,630	$ 12,562	$ 26	$ 28,413	$ (4,391)	$ 20
Balance (in shares) at Dec. 31, 2011			2,640,264
Net income	1,621	0	0	0	1,621	0
Net unrealized loss on securities	1	0	0	0	0	1
Dividends paid on preferred stock	(616)	0	0	0	(616)	0
Issuance of common stock:
Stock offering	8,980	0	14	8,966	0	0
Stock offering (in shares)			1,396,364
Stock awards	22	0	0	22	0	0
Stock awards (in shares)			3,843
Stock-based compensation	83	0	0	83	0	0
Stock-based compensation (in shares)			0
Balance at Dec. 31, 2012	46,721	12,562	40	37,484	(3,386)	21
Balance (in shares) at Dec. 31, 2012			4,040,471
Net income	1,961	0	0	0	1,961	0
Net unrealized loss on securities	(17)	0	0	0	0	(17)
Dividends paid on preferred stock	(165)	0	0	0	(165)	0
Issuance of common stock:
Stock awards	37	0	0	37	0	0
Stock awards (in shares)			5,179
Stock-based compensation	87	0	1	86	0	0
Stock-based compensation (in shares)			50,000
Balance at Dec. 31, 2013	48,624	12,562	41	37,607	(1,590)	4
Balance (in shares) at Dec. 31, 2013			4,095,650
Net income	266	0	0	0	266	0
Net unrealized loss on securities	2	0	0	0	0	2
Dividends paid on preferred stock	(31)	0	0	0	(31)	0
Forfeited stock-based compensation	14	0	0	14	0	0
Forfeited stock-based compensation (in shares)			(6,668)
Issuance of common stock:
Stock awards	13	0	0	13	0	0
Stock awards (in shares)			1,420
Stock-based compensation	0	0	0	0	0	0
Stock-based compensation (in shares)			0
Balance at Mar. 31, 2014	48,888	12,562	41	37,634	(1,355)	6
Balance (in shares) at Mar. 31, 2014			4,090,402
Balance at Dec. 31, 2013	48,624	12,562	41	37,607	(1,590)	4
Balance (in shares) at Dec. 31, 2013			4,095,650
Net income	10,412	0	0	0	10,412	0
Net unrealized loss on securities	(20)	0	0	0	0	(20)
Dividends paid on preferred stock	(126)	0	0	0	(126)	0
Forfeited stock-based compensation	(34)	0	0	(34)	0	0
Forfeited stock-based compensation (in shares)			(6,668)
Issuance of common stock:
Exercise of options and warrants	507	0	0	507	0	0
Exercise of options and warrants (in shares)			51,207
Stock awards	54	0	0	54	0	0
Stock awards (in shares)			5,358
Stock-based compensation	226	0	0	226	0	0
Stock-based compensation (in shares)			0
Balance at Dec. 31, 2014	59,643	12,562	41	38,360	8,696	(16)
Balance (in shares) at Dec. 31, 2014			4,145,547
Net income	649	0	0	0	649	0
Net unrealized loss on securities	29	0	0	0	0	29
Dividends paid on preferred stock	(31)	0	0	0	(31)	0
Issuance of common stock:
Stock awards	24	0	0	24	0	0
Stock awards (in shares)			2,086
Stock-based compensation	70	0	0	70	0	0
Stock-based compensation (in shares)			0
Balance at Mar. 31, 2015	$ 60,384	$ 12,562	$ 41	$ 38,454	$ 9,314	$ 13
Balance (in shares) at Mar. 31, 2015			4,145,547